UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number: 028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 2/13/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                               TITLE OF     CUSIP      VALUE   SHARES     SH/ PUT/   INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 CLASS                  (x$1000)  PRN  AMT  PRN CALL   DSCRETN    MANAGERS    SOLE     SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------  -------
ACORDA THERAPEUTICS INC        COM          00484M106      295    14,366 SH            SOLE        N/A       14,366
ALPHATEC HOLDINGS INC          COM          02081G102    1,323   562,880 SH            SOLE        N/A      562,880
ALTUS PHARMACEUTICALS INC      COM          02216N105      191   360,474 SH            SOLE        N/A      360,474
BIOMARIN PHARMACEUTICAL INC    COM          09061G101      649    36,485 SH            SOLE        N/A       36,485
CYPRESS BIOSCIENCES INC        COM PAR $.02 232674507    4,574   668,660 SH            SOLE        N/A      668,660
DECODE GENETICS INC            COM          243586104       49   263,438 SH            SOLE        N/A      263,438
DENDREON CORP                  COM          24823Q107    1,818   396,973 SH            SOLE        N/A      396,973
DENDREON CORP                  COM          24823Q107      658   143,600 PUT           SOLE        N/A      143,600
EMISPHERE TECHNOLOGIES INC     COM          291345106      386   489,186 SH            SOLE        N/A      489,186
FIRST TRUST ISE                COM          33734J102      121    10,290 SH            SOLE        N/A       10,290
FOREST LABORATORIES INC        COM          345838106      349    13,717 SH            SOLE        N/A       13,717
INCYTE PHARMACEUTICALS INC     COM          45337C102    1,876   494,949 SH            SOLE        N/A      494,949
INTERMUNE PHARMACEUTICALS INC  COM          45884X103      435    41,152 SH            SOLE        N/A       41,152
JACOBS ENGR GROUP INC          COM          469814107      943    19,596 SH            SOLE        N/A       19,596
JAZZTEL P L C ADR              COM          472147107      147    75,969 SH            SOLE        N/A       75,969
MEDICINES CO                   COM          584688105      152    10,290 SH            SOLE        N/A       10,290
MEDIVATION INC                 COM          58501N101    2,113   145,049 SH            SOLE        N/A      145,049
OREXIGEN THERAPEUTICS INC      COM          686164104      426    76,413 SH            SOLE        N/A       76,413
PROSHARES TR                   COM          74347R297      259     6,860 SH            SOLE        N/A        6,860
RIGEL PHARMACEUTICALS INC      COM          766559603      167    20,830 SH            SOLE        N/A       20,830
SYNTA PHARMACEUTICALS CORP     COM          87162T206      685   111,900 PUT           SOLE        N/A      111,900
UNITED THERAPEUTICS CORP DEL   COM          91307C102      214     3,429 SH            SOLE        N/A        3,429

                                         22             17,830


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:         17,830
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE